SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Revenues, Short-Term, Long-Term Assets and Net-Income for Reportable Segment
Argentina		Colombia			Mexico			United States of America			Other		Total
		$		$			$			$			$		$
December 31, 2020:
Current assets		679,144		448,193			465,316			1,938			96,650		1,691,241
Property and equipment		2,680,675		2,989,580			437,596			51,278			15,999		6,175,128
Other non-current assets		773,279		976,278			135,876			—			1,357,658		3,243,091
Total assets		4,133,098		4,414,051			1,038,787			53,216			1,470,307		11,109,460
Revenues:
Tower rental revenue		945,647		550,418			278,281			—			—		1,774,346
Service revenue		—		—			—			346,317			626,319		972,636
Sales revenue		1,244,773		14,439			5,119,888			—			—		6,379,100
Total revenues		2,190,420		564,857			5,398,169			346,317			626,319		9,126,082
Net income (loss)		(2,388,551)		328,258			1,078,190			1,261,084			(3,953,285)		(3,674,304)
										United States of
		Argentina		Colombia			Mexico			America			Other		Total
	$		$			$			$			$		$
December 31, 2019:
Current assets		1,846,046		532,959			298,605			268,518			13,779		2,959,907
Property and equipment		3,390,632		1,997,048			3,243,634			85,612			15,120		8,732,046
Other non-current assets		669,687		808,973			1,204,380			5,328			1,620,728		4,309,096
Total assets		5,930,365		3,338,980			4,746,619			359,458			1,649,627		16,001,049
Revenues:
Tower rental revenue		1,102,810		292,848			244,978			—			—		1,640,636
Service revenue		—		—			—			561,759			—		561,759
Sales revenue		—		3,069,670			141,529			—			—		3,211,199
Total revenues		1,102,810		3,362,518			386,507			561,759			—		5,413,594
Net income (loss)		(4,042,521)		1,249,291			(994,550)			(1,322,940)			(3,036,548)		(8,147,268)